Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial results, net
Interest income	$ 43,919	$ 17,639	$ 17,587
Foreign exchange income	10,658	1,144	8,015
Other financial income	9,282	9,297	10,095
Financial income	63,859	28,080	35,697
Interest expense	(164,288)	(125,533)	(99,018)
Foreign exchange loss	79,945	112,465	(33,037)
Changes in liability for concessions	(101,488)	(109,103)	(69,737)
Other financial loss	(10,574)	(9,100)	(13,704)
Financial loss	(196,405)	(131,271)	(215,496)
Inflation adjustment	19,459	6,691	(26,532)
Financial results, net	113,087	96,500	206,331
Gains from other financial assets	$ 5,695	4,990	4,690
Gains from derivative financial instruments at fair value		144	1,455
Debt renegotiations premiums paid		193	$ 4,690
Puerta del Sur S.A.
Financial results, net
Additional amount paid on prepayment of Negotiable obligations		$ 348